Other (Expense) Income, net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Other Income and Expenses [Abstract]
Schedule of Other income (expense), Net

Other (expense) income, net is comprised of the following for the three and nine months ended March 31, 2016 and 2015:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Loss on derivatives	$(752)	$(129)	$(935)	$(3,777)
Foreign currency (losses) gains	(510)	9,259	(3,850)	13,835
Other (loss) income	—	(30)	(12)	585

Other (expense) income, net	$(1,262)	$9,100	$(4,797)	$10,643

Other income (expense), net is comprised of the following for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Equity in net earnings of unconsolidated entities	$138	$225	$23	$599
Gain on retirement of Series C preferred stock (see Note 14)	—	—	—	3,159
Foreign currency gains (losses)	12,171	777	364	(220)
Gain on settlement of multiemployer pension liability	—	—	676	—
Impairment on investments	—	(1,006)	—	(2,112)
(Loss)/gain on derivatives	(2,307)	391	—	—
Other income (loss)	623	(17)	—	—

Other income, net	$10,625	$370	$1,063	$1,426